Series B Debentures, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31,
	2018	2019

Series B Debentures	$79,185	$69,287
Less: Current maturities	(9,898)	(9,898)
Less: Unamortized debt discounts and issuance costs	(710)	(539)

	$68,577	$58,850